Assets Held for Sale/Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2017
Reconciliation of Disposal Groups, Including Discontinued Operations

Reconciliation of the Carrying Amounts of Major Classes of Assets and Liabilities Classified as Held for Sale in the Consolidated Balance Sheet.

	December 31,
	2016	2017
Carrying amounts of major classes of assets held for sale:
Current assets:
Accounts receivable, net	$655	$—
Assets held for sale	2,697	—

Total assets held for sale	3,352	—

Non-current assets:
Property, plant and equipment, net	34,461	—
Construction in progress	75,869	—
Land use rights, net	6,820	—
Other non-current assets	35,754	—

Total other assets held for sale	152,904	—

TOTAL ASSETS CLASSIFIED AS HELD FOR SALE	$156,256	$—

Carrying amounts of major classes of liabilities included as part of discontinued operations:
Current liabilities:
Accrued expenses and other current liabilities	$27,644	$—

Total liabilities held for sale	27,644	—

TOTAL LIABILITIES OF THE DISPOSAL GROUP CLASSIFIED AS HELD FOR SALE	$27,644	$—

Reconciliation of the Amounts of Major Classes of Income from Operations to be Disposed Classified as Discontinued Operations in the Consolidated Statements of Operations and Comprehensive Income (Loss).

	Years ended December 31,
	2015	2016	2017
Operations disposed:
Net revenues:
Real estate	$941	$891	$15

Cost of revenues:
Real estate	(74)	(70)	—

Gross profit	867	821	15

Operating expenses:
General and administrative	(271)	(440)	(68)
Net gain from disposal of discontinued operations	—	—	3,890

Net income from discontinued operations	$596	$381	$3,837